Redeemable Convertible Preferred Stock - Summary of Temporary Equity (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Redeemable convertible preferred stock		$ 218,790	$ 218,787
Series A1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock		4,414	4,411
Series A2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock		11,438	11,438
Series A3 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock		19,917	19,917
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock		18,671	18,671
Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock		55,851	55,851
Series D Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock		$ 108,499	$ 108,499